Intangible Assets, Net - Schedule of Other Components of Intangible Assets (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Other intangible assets
Balance at the beginning of the year	$ 20,350,819
Amortization	(298,749)	$ (378,652)
Balance at the end of the period	25,299,822
Wells unassigned to a reserve:
Other intangible assets
Balance at the beginning of the year	18,940,360	28,388,655
Additions	24,708,576	27,700,872
Balance at the end of the period	23,606,631	24,609,130
Other intangible assets | Gross carrying amount
Other intangible assets
Balance at the beginning of the year	1,410,459	1,636,279
Additions	392,363	559,677
Effects of foreign exchange	189,118	(295,299)
Balance at the end of the period	1,693,191	1,522,005
Other intangible assets | Accumulated depreciation and amortization
Other intangible assets
Amortization	$ (298,749)	$ (378,652)